Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Nature and amounts of the transactions entered into with related parties
Related party payable, Balance outstanding	$ 734,000	$ 1,249,000
Related party receivable, Balance outstanding	19,872,000	10,760,000
Successor [Member]
Nature and amounts of the transactions entered into with related parties
Related party payable, Balance outstanding	734,000	1,249,000
Related party receivable, Balance outstanding	19,872,000	10,760,000
Recharges of Services [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	19,900,000	8,200,000
Related party receivable, Balance outstanding	2,700,000	8,200,000
Recharges of Services [Member] | Successor [Member] | Reynolds Group Holding Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	300,000	700,000
Related party payable, Balance outstanding		700,000
Joint Services Agreement [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	2,600,000	400,000
Related party receivable, Balance outstanding	600,000	400,000
Sale of Goods [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	56,400,000	400,000
Related party receivable, Balance outstanding	17,300,000	400,000
Asset Purchase Agreement [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values		5,600,000
Related party receivable, Balance outstanding		2,300,000
Asset Sales [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	500,000
Related party receivable, Balance outstanding
Purchase of Goods [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	(1,600,000)	(500,000)
Related party receivable, Balance outstanding	(700,000)	(500,000)
Purchase of Goods [Member] | Champion Laboratories, Inc. [Member] | Successor [Member] | Autoparts Holdings Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	2,400,000	700,000
Related party payable, Balance outstanding	700,000	100,000
Recharges for Professional Services [Member] | Successor [Member] | Rank Group Limited [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values	100,000	18,100,000
Related party payable, Balance outstanding		$ 400,000